Employee Benefits - Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average length of obligation (years)		14 years 4 months 17 days	17 years 6 months 7 days
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.47%	4.47%
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%
Actuarial assumption of basic basket for active personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		5.00%	5.00%
Actuarial assumption of basic basket for retired personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	[1]	8.46%	7.08%
Actuarial assumption of gas and gasoline rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%
Medical services [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		7.65%	7.65%
Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		0.00%	0.00%
Other long-term benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average length of obligation (years)		14 years 4 months 17 days	17 years 6 months 7 days
Other long-term benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.47%	4.47%
Other long-term benefits [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%
Other long-term benefits [member] | Actuarial assumption of basic basket for active personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		5.00%	5.00%
Other long-term benefits [member] | Actuarial assumption of basic basket for retired personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%
Other long-term benefits [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		8.46%	7.08%
Other long-term benefits [member] | Actuarial assumption of gas and gasoline rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation		4.00%	4.00%

[1]	(1) In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of the 2020.